CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues (2020 revenues net of issuance of Preferred C-1 Shares in the amount of $14,800, see note 2i)	$ 6,026	$ 5,466	$ (9,364)
Cost of revenues	(14,790)	(10,488)	(6,407)
Gross loss	(8,764)	(5,022)	(15,771)
Operating expenses:
Research and development	95,107	93,336	57,029
Sales and marketing	10,300	23,735	5,430
General and administrative	19,178	35,560	3,753
Total operating expenses	124,585	152,631	66,212
Operating loss	(133,349)	(157,653)	(81,983)
Financial income, net	6,802	4,378	655
Loss before taxes on income	(126,547)	(153,275)	(81,328)
Taxes on income	(325)	(284)	(183)
Net loss	$ (126,872)	$ (153,559)	$ (81,511)
Basic net loss per ordinary share	$ (0.94)	$ (1.54)	$ (5.99)
Diluted net loss per ordinary share	$ (0.94)	$ (1.54)	$ (5.99)
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share	135,224,312	102,859,891	16,514,910